Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2018
Organization And Summary Of Significant Accounting Policies Tables Abstract
Plant and equipment expected useful lives
Motor Vehicles	20%
Office equipment	33%
Tools and equipment	33%
Computer and software	33%
Leasehold improvements	Term of lease
Furniture and Fixture	33%